Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Earnings Per Share [Abstract]
Stock options not included in the computation of diluted earnings	652,743	1,663,426	1,569,949	2,017,695	811,272	3,416,707	2,681,287